S000057729 [Member] Investment Objectives and Goals - Morningstar Global Income Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section Morningstar Global Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income and long-term capital appreciation.